Earnings Per Unit of the Operating Partnership	12 Months Ended
Dec. 31, 2011
Partnership Income [Abstract]
Earnings Per Unit of the Operating Partnership
Earnings Per Unit of the Operating Partnership

Instruments granted in equity-based payment transactions are considered participating securities prior to vesting and, therefore, are considered in computing basic earnings per unit under the two-class method. The two-class method is an earnings allocation method for calculating earnings per unit when a company's capital structure includes either two or more classes of common equity or common equity and participating securities. Basic earnings per unit under the two-class method is calculated based on distributions declared on the OP units and other participating securities (“distributed earnings”) and the rights of participating securities in any undistributed earnings, which represents net income remaining after deduction of distributions accruing during the period. The undistributed earnings are allocated to all outstanding OP units and participating securities based on the relative percentage of each security to the total number of outstanding participating securities. Basic earnings per unit represents the summation of the distributed and undistributed earnings per unit class divided by the total number of OP units.

Through December 31, 2011 all of the Operating Partnership's participating securities received distributions at an equal distribution rate per unit. As a result, the portion of net income allocable to the weighted-average unvested OP units outstanding for the years ended December 31, 2011, 2010 and 2009 has been deducted from net income available to unitholders to calculate basic earnings per unit. For the years ended December 31, 2011, 2010 and 2009 the unvested OP units were anti-dilutive to the calculation of earnings per unit and were therefore excluded from the calculation of diluted earnings per unit, and diluted earnings per unit is calculated based upon net income attributable to unitholders. No shares of common stock of the Parent Company were contingently issuable upon settlement of the excess exchange value pursuant to the exchange settlement feature of the Notes due 2026 as the common stock price at December 31, 2010 and 2009 did not exceed the exchange price then in effect. In addition, units issuable upon settlement of the exchange feature of the Notes due 2030 were anti-dilutive and were not included in the calculation of diluted earnings per unit based on the “if converted” method for the years ended December 31, 2011 and 2010. No other units were considered anti-dilutive for the years ended December 31, 2011, 2010 and 2009.

Computations of basic and diluted earnings per unit (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic and diluted earnings per unit:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	44	48	64
Preferred distributions	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,220)	(933)	(733)
Income from continuing operations available to common unitholders - basic and diluted	24,866	19,763	40,776

Income from discontinued operations - basic and diluted	474	1,703	1,782

Net income available to unitholders - basic and diluted	$25,340	$21,466	$42,558
Weighted-average units outstanding:
Basic and diluted	135,549,934	115,572,569	94,005,382
Basic and diluted earnings per unit:
Income from continuing operations per unit available to common unitholders - basic and diluted	$0.19	$0.17	0.43
Income from discontinued operations per share available to common unitholders - basic and diluted	$—	$0.02	$0.02
Net income per unit available to unitholders - basic and diluted	$0.19	$0.19	$0.45